Offsetting Financial Assets and Financial Liabilities (Tables)	3 Months Ended
Jun. 30, 2018
Offsetting Financial Assets and Financial Liabilities [Abstract]
Offsetting [text block table]

Assets

	Jun 30, 2018
				Amounts not set off on the balance sheet
in € m.	Gross amounts of financial assets	Gross amounts set off on the balance sheet	Net amounts of financial assets pre- sented on the balance sheet	Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral [1]	Net amount
Central bank funds sold and securities purchased under resale agreements (enforceable)	6,372	(606)	5,766	0	0	(5,766)	0
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	1,959	0	1,959	0	0	(1,959)	0
Securities borrowed (enforceable)	505	0	505	0	0	(498)	7
Securities borrowed (non-enforceable)	411	0	411	0	0	(310)	101
Financial assets at fair value through profit or loss (enforceable)	456,892	(73,789)	383,103	(276,634)	(38,361)	(58,618)	9,490
Thereof: Positive market values from derivative financial instruments (enforceable)	350,074	(19,224)	330,850	(275,587)	(38,413)	(7,347)	9,503
Financial assets at fair value through profit or loss (non- enforceable)	219,167	0	219,167	0	(2,072)	(10,408)	206,687
Thereof: Positive market values from derivative financial instruments (non-enforceable)	16,732	0	16,732	0	(2,072)	(1,358)	13,302
Total financial assets at fair value through profit or loss	676,059	(73,789)	602,270	(276,634)	(40,433)	(69,025)	216,178
Loans	390,965	0	390,965	0	(12,987)	(42,139)	335,839
Other assets	149,129	(18,466)	130,663	(32,143)	(439)	(84)	97,997
Thereof: Positive market values from derivatives qualifying for hedge accounting (enforceable)	3,379	(527)	2,852	(2,288)	(438)	(84)	42
Remaining assets subject to netting	1,703	0	1,703	0	0	(2,005)	(302)
Remaining assets not subject to netting	286,717	0	286,717	0	(272)	(95)	286,350
Total assets	1,513,821	(92,861)	1,420,960	(308,777)	(54,131)	(121,881)	936,171

[1]Excludes real estate and other non-financial instrument collateral.

Liabilities

	Jun 30, 2018
				Amounts not set off on the balance sheet
in € m.	Gross amounts of financial liabilities	Gross amounts set off on the balance sheet	Net amounts of financial liabilities pre- sented on the balance sheet	Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral	Net amount
Deposit	558,486	0	558,486	0	0	0	558,486
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	13,116	(606)	12,510	0	0	(12,510)	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	1,800	0	1,800	0	0	(1,500)	300
Securities loaned (enforceable)	6,408	0	6,408	0	0	(6,408)	0
Securities loaned (non-enforceable)	78	0	78	0	0	(29)	49
Financial liabilities at fair value through profit or loss (enforceable)	416,467	(73,209)	343,258	(274,537)	(27,506)	(27,943)	13,272
Thereof: Negative market values from derivative financial instruments (enforceable)	337,659	(19,114)	318,545	(276,031)	(27,973)	(4,820)	9,721
Financial liabilities at fair value through profit or loss (non- enforceable)	91,309	0	91,309	0	(3,936)	(7,556)	79,817
Thereof: Negative market values from derivative financial instruments (non-enforceable)	14,830	0	14,830	0	(1,882)	(723)	12,225
Total financial liabilities at fair value through profit or loss	507,776	(73,209)	434,567	(274,537)	(31,443)	(35,500)	93,087
Other liabilities	174,141	(19,046)	155,095	(42,329)	(107)	(122)	112,537
Thereof: Negative market values from derivatives qualifying for hedge accounting (enforceable)	2,655	(562)	2,093	(1,844)	(104)	(122)	23
Remaining liabilities not subject to netting	183,154	0	183,154	0	0	0	183,154
Total liabilities	1,444,960	(92,861)	1,352,099	(316,865)	(31,550)	(56,069)	947,615

Assets

	Dec 31, 2017
				Amounts not set off on the balance sheet
in € m.	Gross amounts of financial assets	Gross amounts set off on the balance sheet	Net amounts of financial assets pre- sented on the balance sheet	Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral [1]	Net amount
Central bank funds sold and securities purchased under resale agreements (enforceable)	8,136	(455)	7,681	0	0	(7,675)	7
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	2,290	0	2,290	0	0	(2,239)	51
Securities borrowed (enforceable)	14,987	0	14,987	0	0	(14,093)	894
Securities borrowed (non-enforceable)	1,744	0	1,744	0	0	(1,661)	83
Financial assets at fair value through profit or loss
Trading assets	185,127	(465)	184,661	0	(81)	(86)	184,495
Positive market values from derivative financial instruments (enforceable)	363,859	(18,237)	345,622	(285,421)	(41,842)	(7,868)	10,490
Positive market values from derivative financial instruments (non-enforceable)	15,410	0	15,410	0	(1,811)	(1,276)	12,323
Financial assets designated at fair value through profit or loss (enforceable)	125,869	(64,003)	61,865	(728)	(773)	(56,410)	3,954
Financial assets designated at fair value through profit or loss (non-enforceable)	29,411	0	29,411	0	0	(20,534)	8,876
Total financial assets at fair value through profit or loss	719,676	(82,706)	636,970	(286,149)	(44,508)	(86,174)	220,138
Loans	401,699	0	401,699	0	(12,642)	(40,775)	348,282
Other assets	112,023	(10,531)	101,491	(29,854)	(569)	(94)	70,975
Thereof: Positive market values from derivatives qualifying for hedge accounting (enforceable)	3,859	(706)	3,153	(2,461)	(565)	(94)	33
Remaining assets not subject to netting	307,869	0	307,869	0	(390)	(70)	307,409
Total assets	1,568,425	(93,692)	1,474,732	(316,003)	(58,109)	(152,782)	947,839

[1]Excludes real estate and other non-financial instrument collateral.

Liabilities

	Dec 31, 2017
				Amounts not set off on the balance sheet
in € m.	Gross amounts of financial liabilities	Gross amounts set off on the balance sheet	Net amounts of financial liabilities pre- sented on the balance sheet	Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral	Net amount
Deposit	581,873	0	581,873	0	0	0	581,873
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	13,318	(455)	12,863	0	0	(12,863)	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	5,242	0	5,242	0	0	(4,985)	257
Securities loaned (enforceable)	6,688	0	6,688	0	0	(6,688)	0
Securities loaned (non-enforceable)	0	0	0	0	0	0	0
Financial liabilities at fair value through profit or loss
Trading liabilities	72,106	(643)	71,462	0	0	0	71,462
Negative market values from derivative financial instruments (enforceable)	347,496	(17,928)	329,568	(286,720)	(25,480)	(6,124)	11,244
Negative market values from derivative financial instruments (non-enforceable)	13,158	0	13,158	0	(1,913)	(615)	10,630
Financial liabilities designated at fair value through profit or loss (enforceable)	104,594	(63,360)	41,234	(728)	0	(40,506)	0
Financial liabilities designated at fair value through profit or loss (non-enforceable)	23,214	0	23,214	0	1,111	(13,646)	10,679
Total financial liabilities at fair value through profit or loss	560,568	(81,932)	478,636	(287,448)	(26,282)	(60,891)	104,015
Other liabilities	143,514	(11,306)	132,208	(44,815)	(31)	(87)	87,275
Thereof: Negative market values from derivatives qualifying for hedge accounting (enforceable)	1,841	(547)	1,294	(1,162)	(31)	(87)	15
Remaining liabilities not subject to netting	190,183	0	189,122	0	0	0	189,122
Total liabilities	1,500,326	(93,692)	1,406,633	(332,263)	(26,314)	(85,514)	962,542